Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Liabilities
Schedule of accrued liabilities

        Accrued liabilities consisted of the following as at December 31 (in thousands):

	2014	2013
Accrued payroll	$1,175	$1,140
Accrued interest	9,457	11,614
Accrued expenses	14,073	18,157

Total	$24,705	$30,911